Eaton Vance

Growth Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.(1)	54,309	$3,225,412
Raytheon Technologies Corp.	32,021	2,752,525

		$5,977,937

Auto Components — 1.2%
Aptiv PLC(1)	35,331	$5,263,259

		$5,263,259

Banks — 1.1%
JPMorgan Chase & Co.	28,202	$4,616,385

		$4,616,385

Beverages — 1.6%
Coca-Cola Co. (The)	132,579	$6,956,420

		$6,956,420

Biotechnology — 1.1%
AbbVie, Inc.	45,459	$4,903,662

		$4,903,662

Building Products — 0.9%
Trane Technologies PLC	21,361	$3,687,977

		$3,687,977

Capital Markets — 3.2%
Charles Schwab Corp. (The)	84,590	$6,161,536
Goldman Sachs Group, Inc. (The)	19,951	7,542,076

		$13,703,612

Chemicals — 0.3%
Ecolab, Inc.	5,482	$1,143,655

		$1,143,655

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	16,205	$2,247,958
Waste Connections, Inc.	25,926	3,264,861

		$5,512,819

Electrical Equipment — 1.3%
AMETEK, Inc.	44,928	$5,571,521

		$5,571,521

Electronic Equipment, Instruments & Components — 0.8%
Zebra Technologies Corp., Class A(1)	6,376	$3,286,318

		$3,286,318

Security	Shares	Value
Entertainment — 2.5%
Netflix, Inc.(1)	11,594	$7,076,282
Walt Disney Co. (The)(1)	21,319	3,606,535

		$10,682,817

Food & Staples Retailing — 1.0%
Sysco Corp.	56,708	$4,451,578

		$4,451,578

Food Products — 0.8%
Mondelez International, Inc., Class A	62,651	$3,645,035

		$3,645,035

Health Care Equipment & Supplies — 4.8%
Abbott Laboratories	38,357	$4,531,113
Inari Medical, Inc.(1)	44,209	3,585,350
Intuitive Surgical, Inc.(1)	7,909	7,862,732
Ortho Clinical Diagnostics Holdings PLC(1)	125,857	2,325,837
Tandem Diabetes Care, Inc.(1)	19,566	2,335,789

		$20,640,821

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	17,770	$6,943,450

		$6,943,450

Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	11,215	$3,231,827

		$3,231,827

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	48,619	$5,363,162

		$5,363,162

Interactive Media & Services — 12.1%
Alphabet, Inc., Class A(1)	8,374	$22,388,056
Alphabet, Inc., Class C(1)	3,047	8,121,200
Facebook, Inc., Class A(1)	53,050	18,004,639
Twitter, Inc.(1)	59,692	3,604,800

		$52,118,695

Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	10,856	$35,662,394

		$35,662,394

IT Services — 9.1%
Accenture PLC, Class A	6,845	$2,189,852
PayPal Holdings, Inc.(1)	66,418	17,282,628
Visa, Inc., Class A	88,617	19,739,437

		$39,211,917

Life Sciences Tools & Services — 3.2%
10X Genomics, Inc., Class A(1)	23,916	$3,481,691
Agilent Technologies, Inc.	19,722	3,106,807
Illumina, Inc.(1)	6,277	2,546,014
Thermo Fisher Scientific, Inc.	7,681	4,388,386

		$13,522,898

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	27,189	$2,182,461

		$2,182,461

Pharmaceuticals — 1.1%
Eli Lilly & Co.	20,600	$4,759,630

		$4,759,630

Road & Rail — 1.7%
CSX Corp.	118,347	$3,519,640
Uber Technologies, Inc.(1)	81,314	3,642,867

		$7,162,507

Semiconductors & Semiconductor Equipment — 8.2%
Ambarella, Inc.(1)	15,448	$2,405,871
Intel Corp.	92,932	4,951,417
Micron Technology, Inc.	125,991	8,942,841
QUALCOMM, Inc.	71,102	9,170,736
Texas Instruments, Inc.	51,123	9,826,352

		$35,297,217

Software — 18.5%
Adobe, Inc.(1)	25,499	$14,680,284
Altair Engineering, Inc., Class A(1)	30,509	2,103,290
Intuit, Inc.	21,629	11,669,062
Microsoft Corp.	104,961	29,590,605
Palantir Technologies, Inc., Class A(1)	212,419	5,106,553
Paycom Software, Inc.(1)	2,890	1,432,718
salesforce.com, inc.(1)	26,633	7,223,402
Zscaler, Inc.(1)	29,041	7,615,131

		$79,421,045

Specialty Retail — 3.0%
Home Depot, Inc. (The)	12,658	$4,155,115
TJX Cos., Inc. (The)	129,408	8,538,340

		$12,693,455

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	147,522	$20,874,363
Logitech International S.A.(2)	46,692	4,115,900

		$24,990,263

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	29,738	$4,318,850

		$4,318,850

Total Common Stocks (identified cost $179,461,570)		$426,923,587

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	23,862	$23,862
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	4,023,929	4,023,929

Description	Value
Total Short-Term Investments (identified cost $4,047,791)	$4,047,791

Total Investments — 100.4% (identified cost $183,509,361)	$430,971,378

Other Assets, Less Liabilities — (0.4)%	$(1,664,612)

Net Assets — 100.0%	$429,306,766

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $4,074,734 and the total market value of the collateral received by the Fund was $4,206,567, comprised of cash of $4,023,929 and U.S. government and/or agencies securities of $182,638.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $23,862, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$514,520	$20,032,656	$(20,523,314)	$—	$—	$23,862	$631	23,862

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$426,923,587	*	$—	$—	$426,923,587
Short-Term Investments	4,023,929		23,862	—	4,047,791
Total Investments	$430,947,516		$23,862	$—	$430,971,378

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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